Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2025 yr £ / shares	Dec. 31, 2024 yr £ / shares	Dec. 31, 2023 yr £ / shares
APP/DAP
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) (in dollar per share) | £ / shares	£ 94.201	£ 84.818	£ 55.717
Term (years) | yr	2.9	2.2	2.3
LTIP/DAP
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) (in dollar per share) | £ / shares	£ 92.50	£ 79.40	£ 53.18
Expected dividend yield	1.84%	2.12%
Risk-free interest rate	3.88%	4.20%	3.85%
Volatility	21.00%	26.00%
Term (years) | yr	2.8	3.0	3.0
LTIP/DAP | Minimum
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield			2.52%
Volatility			29.00%
LTIP/DAP | Maximum
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield			2.77%
Volatility			30.00%